Condensed Consolidated Interim Statements of Cash Flows - CAD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from (used in) operating activities
Net loss	$ (8,438,789)	$ (17,926,893)
Add items not affecting cash
Share-based payments	1,091,749	1,186,845
Foreign exchange	(3,919,671)	(30,257)
Amortisation - pilot plant	205,636	7,342,858
Amortisation - intangible assets	68,949	96,303
Amortisation - office lease	91,660	20,736
Interest expense	10,497	4,215
Net changes in non-cash working capital items to operations:
Receivables	85,143	(7,288)
Prepaid expenses	593,628	(2,243,512)
Accounts payable and accrued liabilities	(1,661,351)	(1,609,101)
Net cash used in operating activities	(11,872,549)	(13,166,094)
Cash flows used in investing activities
Exploration and evaluation assets	(7,608,438)	(1,554,435)
Pilot plant		(800,859)
Commercial plant development	(5,723,481)	(166,565)
Patent	(24,247)
Net cash used in investing activities	(13,356,166)	(2,521,859)
Cash flows from financing activities
Proceeds from private placement		120,452,352
Share issuance costs		(241,396)
Exercise of warrants		6,306,982
Exercise of options	112,499	745,500
Lease payments	(96,617)	(22,856)
Net cash from financing activities	15,882	127,240,582
Effect of exchange rates on cash	3,516,958
Net change in cash	(21,695,875)	111,552,629
Cash, beginning of period	129,065,348	27,988,471
Cash, end of year	$ 107,369,473	$ 139,541,100